SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Summary of Changes in Fair Values of Pension Plans - 10K (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets - end of year	$ 567.7
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets - beginning of year	1.9
Purchases, sales, and settlements, net	(0.5)
Transfers out of Level 3	(1.4)
Fair value of plan assets - end of year	0.0
Fixed income securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets - beginning of year	1.9
Purchases, sales, and settlements, net	(0.5)
Transfers out of Level 3	(1.4)
Fair value of plan assets - end of year	0.0
Hedge funds [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets - beginning of year	0.0
Purchases, sales, and settlements, net	0.0
Transfers out of Level 3	0.0
Fair value of plan assets - end of year	$ 0.0